INCOME TAXES - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Total assets	$ 10,626	$ 11,297
Total liabilities	(625)	(728)
Net deferred income tax asset (liability)	$ 10,001	$ 10,569